9. Loan Payable (Details)	Nov. 29, 2021 USD ($)	Nov. 29, 2021 CAD ($)
Details
Loan Agreement - USD	$ 692,970
Loan Agreement		$ 873,253
Borrowings, interest rate basis	4.7%	4.7%
Monthly Installments Payable	$ 78,512
Gross loan commitments		$ 16,226